PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Property, Plant And Equipment 1	$ 331,642
Property, Plant And Equipment 2	35,799
Property, Plant And Equipment 1		654,988
Property, Plant And Equipment 2		51,919
Property, Plant And Equipment 3		$ 292,496